Related Party Transactions	12 Months Ended
Jul. 31, 2012
Related Party Transactions [Abstract]
Note 6 -Related Party Transactions	On November 11, 2011 the officers and directors of the Company orally agreed to lend funds to the Company in the event funds are required for the operations of the Company over the next 12 months.